[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report

January 31, 2001

Merrill Lynch
Florida Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing at approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An initial estimate of fourth quarter 2000 GDP growth was recently released at 1.4%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%-3% range. By early September, US Treasury bond yields had declined more than 20 basis points (0.20%) to 5.65% as a result of moderating economic growth and low inflation.

However, rising oil and natural gas prices, rekindled investors' inflationary fears, and US Treasury bond yields quickly rose to nearly 6% at the end of September 2000. During October and into mid-November, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators combined to reestablish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board, investors were free again to focus upon the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

Citing declining consumer confidence and weakening industrial production and retail sales growth, the Federal Reserve Board lowered short-term interest rates by 50 basis points twice during January 2001. This action triggered a significant rebound in many US equity indexes, reducing the appeal of many US fixed-income securities. Additionally, many investors sold US Treasury bonds to realize recent profits believing that the Federal Reserve Board's actions in January 2001, as well as those anticipated in the near future, would quickly restore US economic growth to earlier levels. By the end of the six-month period ended January 31, 2001, US Treasury bond yields declined overall by nearly 30 basis points to close the period at 5.50%.

Long-term tax-exempt bonds also responded well to the positive economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was significantly reduced. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline more than 40 basis points to end the period at 5.43%, their lowest monthly closing level in over 18 months.

New long-term tax-exempt issuance has continued to decline on an annual basis, although declines in bond yields have triggered a recent increase in municipal underwritings. Most of this recent increase in tax-exempt issuance was underwritten in January 2001. Lower bond yields were responsible for the significant increase in refunding activity. Local and state issuers used the recent period of lower bond yields as an opportunity to refinance outstanding, higher-couponed debt issues at lower rates. Historically, January monthly underwritings are among the lowest monthly issuance of the year. Despite the surge in January issuance, long-term tax-exempt bond yields were still able to decline, underscoring the ongoing positive technical position the municipal market has enjoyed in recent quarters.

The reduction in annual issuance has helped provide much of the technical support within the tax-exempt bond market. The demand for municipal bonds came from a number of non-traditional and conventional sources. Fortunately, the combination of reduced annual bond issuance and ongoing demand from non-traditional sources has been able to more than

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

offset the decline in demand from tax-exempt mutual funds. This favorable balance has fostered the significant decline in municipal bond yields seen in recent months.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal market has enjoyed is likely to continue. Given the recent market performance by tax-exempt bonds over the past year, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

During the past six months, we continued our strategy of seeking to limit the Fund's volatility. With signs of a decline in US economic growth and consumer confidence, there was a significant decrease in Florida municipal bond interest rates from November 2000 to January 2001. As interest rates fell, we maintained the Fund's strategy of selling interest rate-sensitive issues. With the proceeds, we purchased bonds with a maturity range of 15 years-20 years. During the six months ended January 31, 2001, new-issue supply was down 1% compared to the same period a year ago, making portfolio restructuring difficult. Going forward, we expect to maintain the Fund's neutral position and remain fully invested in an effort to enhance shareholder income.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Florida Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Robert A. DiMella

Robert A. DiMella
Vice President and Co-Portfolio Manager


/s/ Robert D. Sneeden

Robert D. Sneeden
Vice President and Co-Portfolio Manager

March 7, 2001

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

PROXY RESULTS

During the six-month period ended January 31, 2001, Merrill Lynch Florida Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Shares Voted    Shares Withheld
                                                                                                  For          From Voting
------------------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:       Terry K. Glenn                                15,817,451         143,960
                                                James H. Bodurtha                             15,814,517         146,894
                                                Herbert I. London                             15,788,053         173,358
                                                Joseph L. May                                 15,796,853         164,558
                                                Andre F. Perold                               15,803,095         158,316
                                                Roberta Cooper Ramo                           15,798,592         162,819
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Shares Voted     Shares Voted     Shares Voted
                                                                                          For            Against          Abstain
------------------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                                  15,789,693          70,478          101,240
------------------------------------------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter permitting
   the Board to convert the Fund to "master/feeder" structure.                        15,152,345         463,425          345,641
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing to 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                           % Return Without    % Return With
                                             Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                          +10.92%              +6.48%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                        + 4.72               +3.87
--------------------------------------------------------------------------------
Inception (5/31/91)
through 12/31/00                                 + 6.12               +5.67
--------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                % Return             % Return
                                              Without CDSC           With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                          +10.36%              +6.36%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                        + 4.19               +4.19
--------------------------------------------------------------------------------
Inception (5/31/91)
through 12/31/00                                 + 5.58               +5.58
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                             % Return               % Return
                                           Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                       +10.27%                 +9.27%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                     + 4.07                  +4.07
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                              + 5.59                  +5.59
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without       % Return With
                                           Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                       +10.82%                +6.39%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                     + 4.60                 +3.75
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                              + 6.13                 +5.43
--------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                                          6 Month          12 Month    Since Inception  Standardized
As of January 31, 2001                                                 Total Return      Total Return   Total Return    30-Day Yield
====================================================================================================================================
ML Florida Municipal Bond Fund Class A Shares                             +5.64%             +12.47%       +77.28%         4.54%
------------------------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class B Shares                             +5.37              +11.91        +68.82          4.22
------------------------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class C Shares                             +5.33              +11.81        +40.44          4.12
------------------------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class D Shares                             +5.60              +12.38        +44.98          4.45
====================================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 5/31/91 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Florida--98.5%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 1,095    Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health Systems--Sunbelt), 7% due 10/01/2014 (e)(g)                                $  1,351
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,800    Arbor Greene, Florida, Community Development District, Special Assessment
                               Revenue Bonds, 6.50% due 5/01/2007                                                              1,814
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,140    Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70%
                               due 9/01/2027 (f)                                                                               4,351
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,475    Brooks of Bonita Springs II, Florida, Community Development District, Capital
                               Improvement Revenue Bonds, Series B, 6.60% due 5/01/2007                                        1,484
------------------------------------------------------------------------------------------------------------------------------------
                               Broward County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Lakeside Apartments
                               Project) (d):
AAA       NR*         1,100      6.90% due 8/01/2015                                                                           1,184
AAA       NR*         1,100      7% due 2/01/2025                                                                              1,183
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,140    Celebration Community Development District, Florida (Special Assessment),
                               6% due 5/01/2010 (c)                                                                            1,218
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,000    Charlotte County, Florida, Health Care Facilities Revenue Refunding Bonds
                               (Bon Secours Health System), RIB, 7.985% due 8/26/2027 (g)(h)                                   7,551
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         2,800    Charlotte County, Florida, Utility Revenue Refunding Bonds, 5% due 10/01/2023 (i)               2,740
------------------------------------------------------------------------------------------------------------------------------------
BBB+      A2          7,715    Citrus County, Florida, PCR, Refunding (Florida Power Company--Crystal River),
                               Series A, 6.625% due 1/01/2027                                                                  8,055
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,915    Clay County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County), AMT,
                               6.30% due 10/01/2020 (d)(f)                                                                     2,043
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa           120    Dade County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series B,
                               7.25% due 9/01/2023 (d)(f)                                                                        122
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        12,000    Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                               7% due 4/01/2028 (d)(f)                                                                        12,765
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,070    Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                               Bonds, DRIVERS, Series 159, 7.34% due 7/01/2020 (b)(h)                                          1,254
------------------------------------------------------------------------------------------------------------------------------------
BBB+      Baa1       11,620    Escambia County, Florida, PCR (Champion International Corporation Project),
                               AMT, 6.90% due 8/01/2022                                                                       11,983
------------------------------------------------------------------------------------------------------------------------------------
BBB+      Baa1        1,500    Escambia County, Florida, PCR, Refunding (Champion International Corporation
                               Project), 6.95% due 11/01/2007                                                                  1,562
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
HFA          Housing Finance Agency
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*       $   890    Fleming Is Plantation, Florida, Community Development District, Special
                               Assessment Bonds, Series A, 6.30% due 2/01/2005                                              $    895
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,905    Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (c)           4,129
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,420    Florida HFA, Revenue Bonds (Maitland Club Apartments), AMT, Series B-1, 7%
                               due 2/01/2035 (b)                                                                              11,100
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                               Bonds, AMT, Series 4, 6.25% due 7/01/2022 (g)                                                   2,116
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,235    Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25% due 7/01/2017 (i)      8,174
------------------------------------------------------------------------------------------------------------------------------------
                               Florida State Board of Regents, Housing Revenue Bonds:
AAA       Aaa         1,755      5.125% due 7/01/2022 (c)                                                                      1,752
AAA       Aaa         4,000      (University of Central Florida), 5% due 10/01/2030 (i)                                        3,879
------------------------------------------------------------------------------------------------------------------------------------
                               Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation):
AAA       Aaa         5,000      Series A, 6.25% due 7/01/2029 (i)                                                             5,568
AA-       Aa3         1,850      Series B, 5.25% due 7/01/2024                                                                 1,863
AA-       Aa3         2,000      Series B, 5% due 7/01/2030                                                                    1,940
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Heritage Isles Community Development District, Florida, BAN, 6.30% due 5/01/2001                1,000
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Heritage Palms, Florida, Community Development District, Capital Improvement
                               Revenue Bonds, 6.25% due 11/01/2004                                                             1,000
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         3,000    Hillsborough County, Florida, School Board COP, 5.375% due 7/01/2026 (c)                        3,035
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Hillsborough County, Florida, Utility Revenue Refunding Bonds, Series B,
                               6.50% due 8/01/2016 (c)                                                                         2,847
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Indigo, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 6.40% due 5/01/2006                                                  1,003
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         4,920    Jacksonville, Florida, Electric Authority, Electric System Revenue Refunding
                               Bonds, Series Three, 6% due 10/01/2025 (c)                                                      5,163
------------------------------------------------------------------------------------------------------------------------------------
NR*       VMIG1@        600    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding
                               Bonds (Genesis Rehabilitation Hospital), VRDN, 4.90% due 5/01/2021 (a)                            600
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,500    Lee County, Florida, Water and Sewer Revenue Bonds, Series A, 5% due 10/01/2024 (b)             3,408
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         2,000    Lexington Oaks, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.70% due 5/01/2007                                                    2,027
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        200    Martin County, Florida, PCR, Refunding (Florida Power & Light Company
                               Project), VRDN, 4.50% due 7/15/2022 (a)                                                           200
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Miami Beach, Florida, Storm Water Revenue Bonds, 5.25% due 9/01/2025 (i)                        2,516
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,610    Miami Beach, Florida, Water and Sewer Revenue Bonds, 5% due 9/01/2030 (b)                       4,471
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         9,500    Miami--Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               6.375% due 7/01/2029 (i)                                                                       10,630
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,385    North Port, Florida, Utility System Revenue Bonds, 5% due 10/01/2030 (g)                        1,343
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,050    Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2023 (i)                   2,239
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,080    Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds
                               (Adventist Health System--Sunbelt), 7% due 10/01/2014 (e)                                       2,555
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Florida (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 3,000    Pinellas County, Florida, Housing Authority, Housing Revenue Bonds (Affordable
                               Housing Program), 4.60% due 12/01/2010 (g)                                                   $  3,028
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,900    Polk County, Florida, Transit Improvement Revenue Bonds, 5.25% due 12/01/2022 (g)               1,919
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        900    Saint Lucie County, Florida, PCR, Refunding (Florida Power and Light Company
                               Project), VRDN, 5.10% due 9/01/2028 (a)                                                           900
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,225    Stoneybrook West, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.45% due 5/01/2010                                                    1,228
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,500    Sunrise, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2028 (b)                 7,342
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$151,745)--98.5%                                                                                    160,530

Other Assets Less Liabilities--1.5%                                                                                            2,411
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $162,941
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FNMA Collateralized.
(e)   Escrowed to maturity.
(f)   GNMA Collateralized.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(i)   FGIC Insured.
*     Not Rated.
@     Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2001

Assets:             Investments, at value (identified cost--$151,745,385) ........................                   $ 160,530,141
                    Cash .........................................................................                           7,840
                    Receivables:
                      Interest ...................................................................   $ 2,659,921
                      Beneficial interest sold ...................................................       139,989
                      Securities sold ............................................................       110,000         2,909,910
                                                                                                     -----------
                    Prepaid expenses and other assets ............................................                           4,762
                                                                                                                     -------------
                    Total assets .................................................................                     163,452,653
                                                                                                                     -------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:        Payables:
                      Dividends to shareholders ..................................................       190,751
                      Beneficial interest redeemed ...............................................       111,604
                      Investment adviser .........................................................        74,326
                      Distributor ................................................................        46,376           423,057
                                                                                                     -----------
                    Accrued expenses and other liabilities .......................................                          88,110
                                                                                                                     -------------
                    Total liabilities ............................................................                         511,167
                                                                                                                     -------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets ...................................................................                   $ 162,941,486
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------
Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized ............................................................                   $     296,747
                    Class B Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ............................................................                         953,077
                    Class C Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ............................................................                          89,123
                    Class D Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ............................................................                         290,091
                    Paid-in capital in excess of par .............................................                     173,957,096
                    Accumulated realized capital losses on investments--net ......................                     (21,429,404)
                    Unrealized appreciation on investments--net ..................................                       8,784,756
                                                                                                                     -------------
                    Net assets ...................................................................                   $ 162,941,486
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:    Class A--Based on net assets of $29,693,835 and 2,967,466 shares
                    of beneficial interest outstanding ...........................................                   $       10.01
                                                                                                                     =============
                    Class B--Based on net assets of $95,366,280 and 9,530,770 shares
                    of beneficial interest outstanding ...........................................                   $       10.01
                                                                                                                     =============
                    Class C--Based on net assets of $8,902,553 and 891,233 shares
                    of beneficial interest outstanding ...........................................                   $        9.99
                                                                                                                     =============
                    Class D--Based on net assets of $28,978,818 and 2,900,912 shares
                    of beneficial interest outstanding ...........................................                   $        9.99
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

Statement of Operations

                                                                                                            For the Six Months Ended
                                                                                                                    January 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned .................                      $  4,786,866
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees .................................................        $  446,606
                        Account maintenance and distribution fees--Class B .......................           242,618
                        Accounting services ......................................................            47,805
                        Professional fees ........................................................            35,827
                        Account maintenance and distribution fees--Class C .......................            26,190
                        Printing and shareholder reports .........................................            25,377
                        Transfer agent fees--Class B .............................................            18,315
                        Account maintenance fees--Class D ........................................            13,306
                        Trustees' fees and expenses ..............................................             5,653
                        Transfer agent fees--Class A .............................................             4,552
                        Custodian fees ...........................................................             4,165
                        Transfer agent fees--Class D .............................................             4,058
                        Pricing fees .............................................................             3,570
                        Transfer agent fees--Class C .............................................             1,565
                        Registration fees ........................................................               764
                        Other ....................................................................             4,430
                                                                                                          ----------
                        Total expenses ...........................................................                           884,801
                                                                                                                        ------------
                        Investment income--net ...................................................                         3,902,065
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on investments--net ........................................                         1,456,799
Unrealized Gain on      Change in unrealized appreciation on investments--net ....................                         3,145,778
Investments--Net:                                                                                                       ------------
                         Net Increase in Net Assets Resulting from Operations ....................                      $  8,504,642
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

Statements of Changes in Net Assets

                                                                                     For the Six          For the
                                                                                    Months Ended        Year Ended
                                                                                     January 31,         July 31,
Increase (Decrease) in Net Assets:                                                      2001               2000
--------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net .................................   $   3,902,065       $   8,847,076
                        Realized gain (loss) on investments--net ...............       1,456,799          (8,826,187)
                        Change in unrealized appreciation on investments--net ..       3,145,778             538,311
                                                                                   -------------       -------------
                        Net increase in net assets resulting from operations ...       8,504,642             559,200
                                                                                   -------------       -------------
--------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income--net:
Distributions to          Class A ..............................................        (774,053)         (1,692,792)
Shareholders:             Class B ..............................................      (2,256,789)         (5,292,915)
                          Class C ..............................................        (198,661)           (412,755)
                          Class D ..............................................        (672,562)         (1,448,614)
                        Realized gain on investments--net:
                          Class A ..............................................         (19,017)                 --
                          Class B ..............................................         (61,566)                 --
                          Class C ..............................................          (5,742)                 --
                          Class D ..............................................         (17,760)                 --
                                                                                   -------------       -------------
                        Net decrease in net assets resulting from dividends
                        and distributions to shareholders ......................      (4,006,150)         (8,847,076)
                                                                                   -------------       -------------
--------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial
Transactions:           interest transactions ..................................      (6,080,105)        (47,289,338)
                                                                                   -------------       -------------
--------------------------------------------------------------------------------------------------------------------
Net Assets:             Total decrease in net assets ...........................      (1,581,613)        (55,577,214)
                        Beginning of period ....................................     164,523,099         220,100,313
                                                                                   -------------       -------------
                        End of period ..........................................   $ 162,941,486       $ 164,523,099
                                                                                   =============       =============
--------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

Financial Highlights

                                                                                                Class A
                                                                   ----------------------------------------------------------------
                                                                     For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.                Ended                For the Year Ended July 31,
                                                                    Jan. 31,      -------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001           2000          1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $    9.73      $   10.08     $   10.41     $   10.37    $   9.94
Operating                                                          ---------      ---------     ---------     ---------    --------
Performance:            Investment income--net .................         .26            .50           .50           .53         .53
                        Realized and unrealized gain (loss) on
                        investments--net .......................         .29           (.35)         (.33)          .04         .43
                                                                   ---------      ---------     ---------     ---------    --------
                        Total from investment operations .......         .55            .15           .17           .57         .96
                                                                   ---------      ---------     ---------     ---------    --------
                        Less dividends and distributions:
                          Investment income--net ...............        (.26)          (.50)         (.50)         (.53)       (.53)
                          Realized gain on investments--net ....        (.01)            --            --            --          --
                                                                   ---------      ---------     ---------     ---------    --------
                        Total dividends and distributions ......        (.27)          (.50)         (.50)         (.53)       (.53)
                                                                   ---------      ---------     ---------     ---------    --------
                        Net asset value, end of period .........   $   10.01      $    9.73     $   10.08     $   10.41    $  10.37
                                                                   =========      =========     =========     =========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....       5.64%+         1.66%         1.57%         5.61%       9.99%
Return:**                                                          =========      =========     =========     =========    ========

-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ...............................        .74%*          .70%          .72%          .69%        .69%
Net Assets:                                                        =========      =========     =========     =========    ========
                        Investment income--net .................       5.16%*         5.17%         4.80%         5.06%       5.31%
                                                                   =========      =========     =========     =========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $  29,694      $  30,242     $  38,214     $  44,173    $ 47,598
Data:                                                              =========      =========     =========     =========    ========
                        Portfolio turnover .....................      22.92%         79.33%       120.54%       101.75%      84.69%
                                                                   =========      =========     =========     =========    ========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

Financial Highlights (continued)

                                                                                                Class B
                                                                  -----------------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                 For the Year Ended July 31,
                                                                   Jan. 31,     ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2001         2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $   9.73     $   10.08     $   10.41     $   10.37     $    9.94
Operating                                                          --------     ---------     ---------     ---------     ---------
Performance:            Investment income--net .................        .23           .45           .45           .47           .48
                        Realized and unrealized gain (loss) on
                        investments--net .......................        .29          (.35)         (.33)          .04           .43
                                                                   --------     ---------     ---------     ---------     ---------
                        Total from investment operations .......        .52           .10           .12           .51           .91
                                                                   --------     ---------     ---------     ---------     ---------
                        Less dividends and distributions:
                          Investment income--net ...............       (.23)         (.45)         (.45)         (.47)         (.48)
                          Realized gain on investments--net ....       (.01)           --            --            --            --
                                                                   --------     ---------     ---------     ---------     ---------
                        Total dividends and distributions ......       (.24)         (.45)         (.45)         (.47)         (.48)
                                                                   --------     ---------     ---------     ---------     ---------
                        Net asset value, end of period .........   $  10.01     $    9.73     $   10.08     $   10.41     $   10.37
                                                                   ========     =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....      5.37%+        1.14%         1.06%         5.07%         9.43%
Return:**                                                          ========     =========     =========     =========     =========

-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ...............................      1.24%*        1.20%         1.23%         1.20%         1.20%
Net Assets:                                                        ========     =========     =========     =========     =========
                        Investment income--net .................      4.65%*        4.66%         4.29%         4.55%         4.80%
                                                                   ========     =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $ 95,366     $ 100,059     $ 133,276     $ 143,496     $ 160,562
Data:                                                              ========     =========     =========     =========     =========
                        Portfolio turnover .....................     22.92%        79.33%       120.54%       101.75%        84.69%
                                                                   ========     =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

Financial Highlights (continued)

                                                                                               Class C
                                                                   ----------------------------------------------------------------
                                                                     For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.                Ended                  For the Year Ended July 31,
                                                                    Jan. 31,      -------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2001           2000         1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $     9.71     $   10.06    $   10.39     $   10.35    $    9.92
Operating                                                          ----------     ---------    ---------     ---------    ---------
Performance:            Investment income--net .................          .23           .44          .43           .46          .47
                        Realized and unrealized gain (loss) on
                        investments--net .......................          .29          (.35)        (.33)          .04          .43
                                                                   ----------     ---------    ---------     ---------    ---------
                        Total from investment operations .......          .52           .09          .10           .50          .90
                                                                   ----------     ---------    ---------     ---------    ---------
                        Less dividends and distributions:
                          Investment income--net ...............         (.23)         (.44)        (.43)         (.46)        (.47)
                          Realized gain on investments--net ....         (.01)           --           --            --           --
                                                                   ----------     ---------    ---------     ---------    ---------
                        Total dividends and distributions ......         (.24)         (.44)        (.43)         (.46)        (.47)
                                                                   ----------     ---------    ---------     ---------    ---------
                        Net asset value, end of period .........   $     9.99     $    9.71    $   10.06     $   10.39    $   10.35
                                                                   ==========     =========    =========     =========    =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....        5.33%+        1.04%         .95%         4.97%        9.33%
Return:**                                                          ==========     =========    =========     =========    =========

-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ...............................        1.34%*        1.30%        1.33%         1.30%        1.30%
Net Assets:                                                        ==========     =========    =========     =========    =========
                        Investment income--net .................        4.55%*        4.57%        4.19%         4.44%        4.70%
                                                                   ==========     =========    =========     =========    =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $    8,902     $   8,497    $  10,897     $   8,900    $   5,976
Data:                                                              ==========     =========    =========     =========    =========
                        Portfolio turnover .....................       22.92%        79.33%      120.54%       101.75%       84.69%
                                                                   ==========     =========    =========     =========    =========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                Class D
                                                                   ----------------------------------------------------------------

                                                                     For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.                Ended                  For the Year Ended July 31,
                                                                    Jan. 31,     --------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2001          2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $   9.71      $   10.06     $   10.39     $   10.35     $   9.92
Operating                                                          --------      ---------     ---------     ---------     --------
Performance:            Investment income--net .................        .25            .49           .49           .52          .52
                        Realized and unrealized gain (loss) on
                        investments--net .......................        .29           (.35)         (.33)          .04          .43
                                                                   --------      ---------     ---------     ---------     --------
                        Total from investment operations .......        .54            .14           .16           .56          .95
                                                                   --------      ---------     ---------     ---------     --------
                        Less dividends and distributions:
                          Investment income--net ...............       (.25)          (.49)         (.49)         (.52)        (.52)
                          Realized gain on investments--net ....       (.01)            --            --            --           --
                                                                   --------      ---------     ---------     ---------     --------
                        Total dividends and distributions ......       (.26)          (.49)         (.49)         (.52)        (.52)
                                                                   --------      ---------     ---------     ---------     --------
                        Net asset value, end of period .........   $   9.99      $    9.71     $   10.06     $   10.39     $  10.35
                                                                   ========      =========     =========     =========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....      5.60%+         1.55%         1.46%         5.51%        9.89%
Return:**                                                          ========      =========     =========     =========     ========

-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses ...............................       .84%*          .80%          .82%          .79%         .79%
Net Assets:                                                        ========      =========     =========     =========     ========
                        Investment income--net .................      5.05%*         5.07%         4.69%         4.95%        5.21%
                                                                   ========      =========     =========     =========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $ 28,979      $  25,725     $  37,713     $  24,268     $ 19,511
Data:                                                              ========      =========     =========     =========     ========
                        Portfolio turnover .....................     22.92%         79.33%       120.54%       101.75%       84.69%
                                                                   ========      =========     =========     =========     ========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Florida Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                             Account              Distribution
                                         Maintenance Fee               Fee
--------------------------------------------------------------------------------
Class B .............................          .25%                   .25%
Class C .............................          .25%                   .35%
Class D .............................          .10%                    --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                               FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A .............................          $ 27                $  171
Class D .............................          $665                $5,898
--------------------------------------------------------------------------------

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $48,147 and $39 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $940

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $38,783 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $36,641,145 and $43,554,455, respectively.

Net realized gains for the six months ended January 31, 2001 and net unrealized gains as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                Realized           Unrealized
                                                  Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ...................     $ 1,456,799          $ 8,784,756
                                              -----------          -----------
Total ...................................     $ 1,456,799          $ 8,784,756
                                              ===========          ===========
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $8,784,756, of which $8,854,138 related to appreciated securities and $69,382 related to depreciated securities. The aggregate cost of investments at January 31, 2001 for Federal income tax purposes was $151,745,385.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $6,080,105 and $47,289,338 for the six months ended January 31, 2001 and for the year ended July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                        Dollar
Ended January 31, 2001                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           125,520         $  1,245,074
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            39,054              384,852
                                              ------------         ------------
Total issued ...........................           164,574            1,629,926
Shares redeemed ........................          (305,775)          (3,005,109)
                                              ------------         ------------
Net decrease ...........................          (141,201)        $ (1,375,183)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                              Dollar
Ended July 31, 2000                                 Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           451,226         $  4,305,231
Shares issued to shareholders
in reinvestment of dividends ...........            81,237              778,771
                                              ------------         ------------
Total issued ...........................           532,463            5,084,002
Shares redeemed ........................        (1,215,608)         (11,631,184)
                                              ------------         ------------
Net decrease ...........................          (683,145)        $ (6,547,182)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                        Dollar
Ended January 31, 2001                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           571,384         $  5,640,975
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            81,963              807,765
                                              ------------         ------------
Total issued ...........................           653,347            6,448,740
Automatic conversion
of shares ..............................           (75,733)            (745,135)
Shares redeemed ........................        (1,332,216)         (13,088,910)
                                              ------------         ------------
Net decrease ...........................          (754,602)        $ (7,385,305)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                              Dollar
Ended July 31, 2000                                 Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         1,324,873         $ 12,720,091
                                              ------------         ------------
Shares issued to shareholders
in reinvestment of dividends ...........           195,149            1,870,590
                                              ------------         ------------
Total issued ...........................         1,520,022           14,590,681
Automatic conversion
of shares ..............................           (46,645)            (447,013)
Shares redeemed ........................        (4,412,406)         (42,262,911)
                                              ------------         ------------
Net decrease ...........................        (2,939,029)        $(28,119,243)
                                              ============         ============
--------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                        Dollar
Ended January 31, 2001                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................            60,726         $    597,443
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             8,279               81,446
                                              ------------         ------------
Total issued ...........................            69,005              678,889
Shares redeemed ........................           (52,678)            (518,334)
                                              ------------         ------------
Net increase ...........................            16,327         $    160,555
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                              Dollar
Ended July 31, 2000                                 Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           171,374         $  1,646,717
Shares issued to shareholders
in reinvestment of dividends ...........            20,001              191,440
                                              ------------         ------------
Total issued ...........................           191,375            1,838,157
Shares redeemed ........................          (399,608)          (3,841,682)
                                              ------------         ------------
Net decrease ...........................          (208,233)        $ (2,003,525)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                        Dollar
Ended January 31, 2001                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           389,416         $  3,881,864
Automatic conversion
of shares ..............................            75,887              745,135
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            18,358              180,614
                                              ------------         ------------
Total issued ...........................           483,661            4,807,613
Shares redeemed ........................          (231,567)          (2,287,785)
                                              ------------         ------------
Net increase ...........................           252,094         $  2,519,828
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                              Dollar
Ended July 31, 2000                                 Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................           828,617         $  7,936,635
Automatic conversion
of shares ..............................            46,718              447,013
Shares issued to shareholders
in reinvestment of dividends ...........            46,670              446,604
                                              ------------         ------------
Total issued ...........................           922,005            8,830,252
Shares redeemed ........................        (2,021,756)         (19,449,640)
                                              ------------         ------------
Net decrease ...........................        (1,099,751)        $(10,619,388)
                                              ============         ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

6. Capital Loss Carryforward:

At July 31, 2000, the Fund had a capital loss carry- forward of approximately $15,786,000, of which $9,378,000 expires in 2003, $2,276,000 expires in 2004 and
$4,132,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
Robert A. DiMella, Vice President
Kenneth A. Jacob, Vice President
Robert D. Sneeden, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch Florida Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Florida
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

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